Cost of sales	12 Months Ended
Dec. 31, 2021
Cost of sales [Abstract]
Cost of sales
4. Cost of sales

	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Cost of product sales	22,029	21,796	11,384
Write-down of inventories (see Note 15)	5,688	4,058	—
Reversal of write-down of inventories (see Note 15)	(932)	—	—
Amortization of acquired intangibles (see Note 12)	48,944	42,966	11,457
Amortization of inventory fair value step-up (see Note 15)	4,417	27,617	7,473
Royalty expenses	25,973	22,592	8,419
Total cost of sales	106,119	119,029	38,733

As a result of the acquisition of Chiasma and Aegerion in August 2021 and September 2019, respectively, the Group acquired certain inventory, which were measured at fair value on the acquisition date. Refer to Note 2, Accounting policies, for further discussion on the key assumptions utilized to estimate the fair value. Refer to Note 15, Inventories, for further discussion on the write-down of inventories. The difference between the estimated fair value and the book value of the acquired inventory was amortized, using the straight-line method, over the estimated period that the Group intends to sell this inventory.